Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Trade payables	$ 16,949	$ 30,422
Other payables and accrued liabilities	13,368	14,488
Accounts payable and accrued liabilities	$ 30,317	$ 44,910